Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Of Table [Line Items]
Invoices payable	S/ 470,118	S/ 398,347
Provision of contract costs	659,299	758,116
Notes payable	8,252	37,426
Trade accounts payable	1,097,167	1,159,075
Current [member]
Statement Of Table [Line Items]
Invoices payable	470,118	363,533
Provision of contract costs	618,797	758,116
Notes payable	8,252	37,426
Trade accounts payable	1,097,167	1,159,075
Non Current [Member]
Statement Of Table [Line Items]
Invoices payable		34,814
Provision of contract costs	40,502
Trade accounts payable	S/ 40,502	S/ 34,814